Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Prepayments and Other Current Assets
Prepaid rental and deposits	$ 407	¥ 2,799	¥ 3,339
Prepayments to suppliers and other business related expenses	8,806	60,548	47,355
Receivables related to exercise of employee options	596	4,101	4,405
Costs to fulfill contracts with customers	23	157
Financial assets - contingent returnable consideration (Note 4)	2,649	18,211
Others	457	3,147	2,359
Total	$ 12,938	¥ 88,963	¥ 57,458